As filed with the Securities and Exchange Commission on January
18, 2008

                                                 File No.


              U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.                      [ ]

   Post-Effective Amendment No.                     [ ]


                      Franklin Tax-Free Trust
-------------------------------------------------------------------
        (Exact Name of Registrant as Specified in Charter)

                          (650) 312-2000
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           (Registrant's Area Code and Telephone Number)

          One Franklin Parkway, San Mateo, CA 94403-1906
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  (Address of Principal Executive Offices: Number, Street, City,
                       State, and Zip Code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Name and Address of Agent for Service)

                            Copies to:

                      Bruce G. Leto, Esquire
               Stradley, Ronon, Stevens & Young, LLP
                     2600 One Commerce Square
                    Philadelphia, PA 19103-7098


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, with no par value, of Franklin Insured Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on February
18, 2008 pursuant to Rule 488.







                              PART A


FRANKLIN TEMPLETON LOGO


           FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

                 IMPORTANT SHAREHOLDER INFORMATION

   These materials are for a Special Meeting of Shareholders of Franklin Florida Insured Tax-Free Income Fund, a series of Franklin Tax-Free Trust, scheduled for May 8, 2008 at 9:00 a.m., Pacific Time. They discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish the individual(s) named on your proxy card to vote on important issues relating to your Fund. If you complete, sign and return the proxy card, we'll vote it exactly as you tell us. If you simply sign and return the proxy card, we'll vote it in accordance with the Board of Trustees' recommendations on page [#] of the Prospectus/Proxy Statement.

   WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN
THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND
RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

   WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL
FUND INFORMATION AT 1-800/DIAL BEN (1-800/342-5236).























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                   TELEPHONE AND INTERNET VOTING

   For your  convenience,  you may be able to vote by  telephone or
through  the  Internet,   24  hours  a  day.  If  your  account  is
eligible, separate instructions are enclosed.
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FRANKLIN TEMPLETON LOGO



           FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND
               (A SERIES OF FRANKLIN TAX-FREE TRUST)

                       ONE FRANKLIN PARKWAY
                     SAN MATEO, CA 94403-1906

             NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     TO BE HELD ON MAY 8, 2008

To the Shareholders of Franklin Florida Insured Tax-Free Income
Fund:

   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Franklin Florida Insured Tax-Free Income Fund ("Florida Fund"), a series of Franklin Tax-Free Trust (the "Trust"), will be held at the Trust's office, One Franklin Parkway, San Mateo, California, 94403-1906, May 8, 2008 at 9:00 a.m., Pacific Time. The Meeting is being called for the following purpose:

   To approve a Plan of Reorganization (the "Plan") of the Trust, on behalf of Florida Fund and Franklin Insured Tax-Free Income Fund , another series of the Trust ("Insured Fund"), that provides for: (i) the acquisition of substantially all of the assets of Florida Fund by Insured Fund in exchange solely for Class A shares of Insured Fund, (ii) the distribution of such shares to the shareholders of Florida Fund, and (iii) the complete liquidation and dissolution of Florida Fund. Shareholders of Florida Fund will receive Class A shares of Insured Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' Class A shares of Florida Fund.

   A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy
Statement.

   Shareholders of record as of the close of business on February
15, 2008 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

Date _______________________



                            By Order of the Board of Trustees,



                         -----------------------
                            Karen L. Skidmore
                            SECRETARY







YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FLORIDA FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.


                    PROSPECTUS/PROXY STATEMENT

   When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


                         TABLE OF CONTENTS

                                                             PAGE

COVER PAGE                                                      Cover
SUMMARY                                                           [#]
   What proposal will be voted on?                                [#]
   How will the Transaction affect me?                            [#]
   How will the shareholder voting be handled?                    [#]
COMPARISONS OF SOME IMPORTANT FEATURES                            [#]
   How do the investment goals, strategies and policies of        [#]
the Funds compare?
   What are the risks of an investment in the Funds?              [#]
   What are the distribution and purchase procedures of the       [#]
Funds?
   What are the redemption procedures and exchange privileges     [#]
of the Funds?
   Who manages the Funds?                                         [#]
   What are the fees and expenses of each of the Funds and        [#]
      what might they be after the Transaction?
   How do the performance records of the Funds compare?           [#]
   Where can I find more financial and performance                [#]
information about the Funds?
   What are other key features of the Funds?                      [#]
REASONS FOR THE TRANSACTION                                       [#]
INFORMATION ABOUT THE TRANSACTION                                 [#]
   How will the Transaction be carried out?                       [#]
   Who will pay the expenses of the Transaction?                  [#]
   What are the tax consequences of the Transaction?              [#]
   What should I know about the shares of Insured Fund?           [#]
   What are the capitalizations of the Funds and what might       [#]
      the capitalization be after the Transaction?
COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS    [#]
   Are there any significant differences between the              [#]
      investment goals, strategies, policies and risks of the
      Funds?
   How do the investment restrictions of the Funds differ?        [#]
   What are the principal risk factors associated with            [#]
investments in the Funds?
INFORMATION ABOUT INSURED FUND                                    [#]
INFORMATION ABOUT FLORIDA FUND                                    [#]
FURTHER INFORMATION ABOUT THE FUNDS                               [#]
VOTING INFORMATION                                                [#]
   How many votes are necessary to approve the Plan?              [#]
   How do I ensure my vote is accurately recorded?                [#]
   May I revoke my proxy?                                         [#]
   What other matters will be voted upon at the Meeting?          [#]
   Who is entitled to vote?                                       [#]
   How will proxies be solicited?                                 [#]
   What other solicitations will be made?                         [#]
   Are there dissenters' rights?                                  [#]
PRINCIPAL HOLDERS OF SHARES                                       [#]
SHAREHOLDER PROPOSALS                                             [#]
ADJOURNMENT                                                       [#]
GLOSSARY--USEFUL TERMS AND DEFINITIONS                             [#]
EXHIBITS TO PROSPECTUS/PROXY STATEMENT                            [#]

   EXHIBIT A--FORM OF PLAN OF REORGANIZATION OF FRANKLIN
     TAX-FREE TRUST, ON BEHALF OF FRANKLIN FLORIDA INSURED
     TAX-FREE INCOME FUND AND FRANKLIN INSURED TAX-FREE          A-1
     INCOME FUND

   EXHIBIT B--PROSPECTUS OF FRANKLIN INSURED TAX-FREE INCOME
     FUND - CLASS A, CLASS B AND CLASS C, DATED JULY 1, 2007
     (ENCLOSED)



                    PROSPECTUS/PROXY STATEMENT
                       DATED FEBRUARY [14], 2008


         ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
           FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND
               (A SERIES OF FRANKLIN TAX-FREE TRUST)

                 BY AND IN EXCHANGE FOR SHARES OF

               FRANKLIN INSURED TAX-FREE INCOME FUND
               (A SERIES OF FRANKLIN TAX-FREE TRUST)


   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Franklin Florida Insured Tax-Free Income Fund ("Florida Fund"), which is a series of Franklin Tax-Free Trust (the "Trust"). At the Meeting, shareholders of Florida Fund will be asked to approve or disapprove a Plan of Reorganization (the "Plan"). If shareholders of Florida Fund vote to approve the Plan, substantially all of the assets of Florida Fund will be acquired by Franklin Insured Tax-Free Income Fund ("Insured Fund"), another series of the Trust, in exchange for Class A shares of Insured Fund ("Insured Fund Class A shares"). The principal office of the Trust is located at One Franklin Parkway, San Mateo, CA 94403-1906. You can reach the office of the Trust by telephone by calling 1-800/342-5236.

   The Meeting will be held at the Trust's office, One Franklin Parkway, San Mateo, California, on May 8, 2008 at 9:00 a.m., Pacific Time. The Board of Trustees of the Trust, on behalf of Florida Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February [25], 2008.

   If Florida Fund shareholders vote to approve the Plan, you will receive Insured Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Florida Fund ("Florida Fund Class A shares"). Florida Fund will then be liquidated and dissolved.

   The investment goals of Florida Fund and Insured Fund are substantially similar. Each Fund seeks to provide a high level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. In addition, Florida Fund seeks to provide a maximum level of income exempt from personal incomes taxes, for Florida residents. Franklin Advisers, Inc. ("FAI") serves as investment manager to both Florida Fund and Insured Fund.

   This Prospectus/Proxy Statement gives the information about the proposed transaction for Insured Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Insured Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (SEC) and can be found in the following documents:

o     The Prospectus of Insured Fund - Class A, Class B and Class
C, dated July 1, 2007 (the "Insured Fund Prospectus"), as supplemented to date, is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information ("SAI") dated February [14], 2008 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

   You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL BEN(R) or by writing to Franklin Templeton Investments at One Franklin Parkway, San
Mateo, CA 94403-1906.


   THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY
STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                              SUMMARY

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Insured Fund Prospectus (enclosed as Exhibit B).


WHAT PROPOSAL WILL BE VOTED ON?

    At a meeting held on September 18, 2007, the Board of Trustees of the Trust considered a proposal to reorganize Florida Fund with and into Insured Fund. On December 3, 2007, the Trust approved the Plan and voted to recommend that shareholders of Florida Fund vote to approve the Plan.

   If shareholders of Florida Fund vote to approve the Plan, it will result in the transfer of substantially all of Florida Fund's assets to Insured Fund, in exchange for Class A shares of Insured Fund of equivalent aggregate NAV. Your Class A shares of Florida Fund will then be exchanged for Class A shares of Insured Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Insured Fund shares that you receive will likely be different than the number of Florida Fund shares that you own because of the Funds' different NAVs per share. After the shares of Insured Fund are distributed to Florida Fund shareholders, Florida Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Florida Fund and will become a shareholder of Insured Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about May 22, 2008.

   FAI serves as investment manager to Florida Fund and Insured Fund. While the investment goals of Florida Fund and Insured Fund are substantially similar, Insured Fund has policies that are similar, but not identical, to those of Florida Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the "Independent Trustees") has determined that the Transaction is in the best interests of Florida Fund and its shareholders. The Board of Trustees of the Trust concluded that no dilution in value would result to the shareholders of Florida Fund or Insured Fund, respectively, as a result of the Transaction. It is expected that Florida Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Insured Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information about the Transaction--WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?"

                THE BOARD OF TRUSTEES OF THE TRUST
           RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE TRANSACTION AFFECT ME?

   It is anticipated that the Transaction will benefit you as follows:

o Cost Savings: The total annual operating expenses as a percentage of net assets (the operating expense rate's) of Insured Fund are less than the operating expense ratio of Florida Fund. For the nine months ended November 30, 2007, Insured Fund's total annual operating expense ratio for Class A shares was 0.63% of average daily net assets, and for the nine months ended November 30, 2007, Florida Fund's net annual operating expense ratio for Class A shares was 0.75%.

o Operating Efficiencies: Upon the reorganization of Florida Fund into Insured Fund, Florida Fund shareholders will become shareholders of a larger fund that may be able to
     achieve greater operating efficiencies.   As of November 30,
     2007, Florida Fund's total net assets were approximately over $153 million, and Insured Fund's total net assets were over $2 billion.

o Relative Performance: Insured Fund and Florida Fund have performed comparably for the period ended November 30, 2007, with Insured Fund performing slightly better for the one-year, five-year and ten-year period.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

   Shareholders who own shares at the close of business on February 15, 2008 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Florida Fund, or (ii) 67% or more of the outstanding shares of Florida Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Florida Fund are present or represented by proxy ("Affirmative Majority Vote"). Computershare Fund Services, Inc. has been retained by Florida Fund to collect and tabulate shareholder votes, and InvestorConnect, a division of The Altman Group, a professional proxy solicitation firm, has been engaged to assist in the solicitation of proxies.

   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card, voting by telephone or through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

              COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS
COMPARE?

   There are some differences in the goals and strategies used by each Fund. The investment goal of Florida Fund is to provide investors with a high level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. Florida Fund also tries to provide a maximum level of income exempt from personal taxes, if any, for Florida residents. The investment goal of Insured Fund is to provide investors with a high level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.

   Under normal market conditions, both Funds invest at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of each Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest. In addition, under normal market conditions, each Fund invests at least 80% of its net assets in insured municipal securities.

   One difference between the Funds is that, under normal market conditions, Florida Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of the state of Florida. Insured Fund does not have any such policy.

   For more information about the investment goals, strategies and policies of Florida Fund and Insured Fund, please see the section "Comparison of Investment Goals, Strategies, Policies and
Risks" in this Prospectus/Proxy Statement.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

   Investments in Florida Fund and Insured Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

   The risks associated with an investment in each Fund are generally similar with respect to the type of portfolio securities held by each Fund. These risks include those associated with interest rate, credit, call, and other risks common to municipal securities. Because Florida Fund invests predominantly in Florida municipal securities, events in Florida are likely to affect the Fund's investments and its performance to a greater extent than Insured Fund, which invests in a more diversified portfolio of municipal securities. Some risks of Florida Fund include economic or political policy change, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings assigned to the state's municipal issuers to meet their obligations.

    For more information about the risks of investing in the Funds, see the section "What are the principal risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies, Policies and Risks" below.

WHAT ARE THE DISTRIBUTION AND PURCHASE PROCEDURES OF THE FUNDS?

    Shares of each Fund are sold on a continuous basis by Distributors. Class A shares of each Fund are sold at NAV per share plus a sales charge. Florida Fund Class A shareholders will not be assessed a sales charge on their receipt of Insured Fund Class A shares in connection with the Transaction.

WHAT ARE THE REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES OF THE
FUNDS?

    Each Fund offers the same redemption features pursuant to which proceeds of redemptions are remitted by check after prompt receipt of proper documents, including under certain circumstances signature guarantees. Each Fund has the same exchange privileges. Shares of each Fund may be redeemed at their respective NAV per share. However, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% contingent deferred sales charge
(CDSC) if you sell the shares within 18 months following their purchase. Shares of each Fund are subject to a 2% redemption fee if the shares are sold within seven (7) days following their purchase date.

WHO MANAGES THE FUNDS?

   The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust. Each Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." The Trust, initially organized as a Massachusetts business trust in September 1984, was reorganized as a Delaware statutory trust effective July 1, 2007.

   FAI, the Funds' investment manager, is a direct, wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, FAI and its affiliates serve as investment manager or administrator to 46 registered investment companies, with approximately 153 U.S.-based funds or series. Resources has $647 billion in assets under management as of November 30, 2007. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr., who serve as trustee and officer of the Trust, respectively.

   Insured Fund's portfolio managers are:

JOHN POMEROY, VICE PRESIDENT OF FAI
Mr. Pomeroy has been an analyst or a portfolio manager of the Insured Fund since 1989. He has primary responsibility for the investments of Insured Fund. He has final authority over all aspects of Insured Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

JAMES CONN CFA(R)(1) VICE PRESIDENT OF FAI
Mr. Conn has been an analyst or a portfolio manager of the Insured Fund since 1999. He is a manager of Insured Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

   The SAI for Insured Fund dated July 1, 2007, as supplemented to date, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Insured Fund. For information on how to obtain a copy of the SAI for Insured Fund, please see the section entitled "Information about Insured Fund."

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned bY CFA Institute.

   Florida Fund's portfolio managers are:

CARRIE HIGGINS, VICE PRESIDENT OF FAI
Ms. Higgins has been an analyst or a portfolio manager of Florida Fund since 2004. She has primary responsibility for the investments of Florida Fund. She has final authority over all aspects of Florida Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

STELLA S. WONG, VICE PRESIDENT OF FAI
Ms. Wong has been an analyst or a portfolio manager of the Florida Fund since its inception. She is a manager of Florida
Fund, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment.

   The SAI for Florida Fund dated July 1, 2007, as supplemented to date, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in Florida Fund. For information on how to obtain a copy of the SAI for Florida Fund, please see the section entitled "Information about Florida Fund."

   There are no material differences between the investment management and fund administration contracts for Florida Fund and Insured Fund.

   These agreements for both Florida Fund and Insured Fund have identical administration fee schedules.

WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT
MIGHT THEY BE AFTER THE TRANSACTION?

   The table below describes the fees and expenses that you may pay if you buy and hold Class A shares of the Funds. The table also shows the estimated fees and expenses for Insured Fund Class A shares after the Transaction. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a Class A shareholder of Insured Fund. You will not pay any initial or deferred sales charge in connection with the Transaction.


                  FEE TABLE FOR CLASS A SHARES OF
                   FLORIDA FUND AND INSURED FUND


                                        ACTUAL+          PRO FORMA++
                                --------------------------------------
                                FLORIDA FUND INSURED    INSURED FUND
                                  CLASS A       FUND       CLASS A
                                (UNAUDITED)   CLASS A       AFTER
                                             (UNAUDITED) TRANSACTION
                                                         (UNAUDITED)
                                --------------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)
Maximum sales charge (load)        4.25%       4.25%        4.25%
as a percentage of offering
price(1)
   Load imposed on purchases(1)    4.25%       4.25%        4.25%
   Maximum deferred sales           None        None        None
charge (load)(2)
Redemption fee on shares sold      2.00%       2.00%        2.00%
within 7 calendar days
following their purchase
date(3)
ANNUAL FUND OPERATING
Expenses(4)
Management fees(4)                 0.57%       0.46%        0.46%
Distribution and service           0.10%       0.10%        0.10%
(12b-1) fees(4)
Other expenses(4)                  0.08%       0.07%        0.07%
TOTAL ANNUAL FUND OPERATING        0.75%       0.63%        0.63%
EXPENSES(4)
                                --------------------------------------

+     Provided for the nine months ended November 30, 2007.

++ Pro Forma expenses are based on current and anticipated Insured
   Fund expenses as if the Transaction had been effective as of November 30, 2007 and do not include the estimated costs of the transaction of approximately $62,261.


1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.

3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the applicable Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section in the Funds' prospectus.

4. Expense ratios reflect annualized fund operating expenses for the period ended November 30, 2007.

EXAMPLE

   This example can help you compare the cost of investing in Florida Fund Class A shares with the cost of investing in Insured
Fund Class A shares, both before and after the Transaction. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o   The Fund's operating expenses remain the same. and
o   You sell your shares at the end of the period shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 Year(1) 3 YEARS  5 YEARS  10 YEARS
                                ------------------------------------
If you sell your shares at the
end of the period:
Florida Fund - Class A            $499     $658     $829     $1,327
Insured Fund - Class A            $487     $618     $761     $1,178
Projected Insured Fund - Class A  $487     $618     $761     $1,178
(after Transaction)

  1. Assumes a CDSC will not apply.

  HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Class A shares of the Funds, including sales charges, as of November 30, 2007, is shown below.

               AVERAGE ANNUAL TOTAL RETURNS
                      INCEPTION  1 YEAR   5 YEAR   10 YEAR
                           DATE
Florida Fund -        4/30/93     (2.62)%   3.40%    4.39%
Class A(1)
Insured Fund -        4/3/85      (1.81)%   3.63%    4.47%
Class A(1)

1. Figures reflect the current maximum applicable sales charges.

    WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION
ABOUT THE FUNDS?

   The Insured Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report and Semiannual Report to Shareholders for Insured Fund as of February 28, 2007 and August 31, 2007, respectively, contain additional financial information about Insured Fund under the heading "Financial Highlights." Additional performance information as of the calendar year ended December
31, 2006, including after tax return information, is contained in the Insured Fund Prospectus under the heading "Performance."

   The Franklin Florida Insured Tax-Free Income Fund Prospectus (Florida Fund Prospectus), as well as the Annual Report and Semiannual Report to Shareholders for Florida Fund as of as of February 28, 2007 and August 31, 2007, respectively, contain more financial information about Florida Fund under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2006 including after tax return information, is contained in the Florida Fund Prospectus under the heading "Performance." These documents are available free of charge upon request (see the section "Information about Florida Fund").

The financial highlights for Insured Fund have been audited by PricewaterhouseCoopers for the five years ended February 28, 2007.


FRANKLIN INSURED TAX-FREE INCOME FUND


                                                -----------------------------------------------------------------------
                                                                        YEAR ENDED FEBRUARY 28,
CLASS A                                               2007           2006           2005         2004 e           2003
                                                -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $    12.32     $    12.41     $    12.62     $    12.37     $    12.13
                                                -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................         0.53           0.54           0.55           0.55           0.58

 Net realized and unrealized gains (losses) .         0.01          (0.10)         (0.20)          0.25           0.24
                                                -----------------------------------------------------------------------
Total from investment operations ............         0.54           0.44           0.35           0.80           0.82
                                                -----------------------------------------------------------------------
Less distributions from:

 Net investment income ......................        (0.53)         (0.53)         (0.55)         (0.55)         (0.58)

 Net realized gains .........................        (0.01)            --          (0.01)            --             --
                                                -----------------------------------------------------------------------
Total distributions .........................        (0.54)         (0.53)         (0.56)         (0.55)         (0.58)
                                                -----------------------------------------------------------------------
Redemption fees .............................           -- d           -- d           -- d           --             --
                                                -----------------------------------------------------------------------
Net asset value, end of year ................   $    12.32     $    12.32     $    12.41     $    12.62     $    12.37
                                                =======================================================================

Total return c ..............................         4.51%          3.65%          2.93%          6.65%          6.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $1,821,006     $1,697,516     $1,602,174     $1,696,913     $1,646,355

Ratios to average net assets:

 Expenses ...................................         0.63%          0.63%          0.63%          0.63%          0.62%

 Net investment income ......................         4.33%          4.37%          4.47%          4.45%          4.73%

Portfolio turnover rate .....................         6.75%          4.94%          9.07%          9.41%         11.74%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     For the year ended February 29.




  WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

   The Funds use the same service providers for the following services:

   TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for Florida Fund and Insured Fund.

   ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to Florida Fund and Insured Fund under the same terms and conditions.

   CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the securities and other assets of Florida Fund and Insured Fund.

   DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions.

   DISTRIBUTION AND SERVICE (12B-1) FEES. Each Fund has a separate distribution or "Rule 12b-1" plan for its Class A shares. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell Class A shares. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

   Each Fund's Class A plan may pay up to 0.10% per year of the average daily net assets of Fund Class A shares. For more information regarding Insured Fund's Rule 12b-1 plan, please see "The Underwriter--Distribution and Service (12b-1) fees" in its current SAI dated July 1, 2007. For information on how to obtain a copy of the SAI for Insured Fund, please see the section entitled "Information about Insured Fund."

   PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Insured Fund and Florida Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more.

      In addition, shares of each Fund are subject to a 2% redemption fee if the shares are sold within 7 days following their purchase date.

   Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable redemption fee or CDSC. Redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% CDSC if you sell the shares within 18 months following their purchase. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Insured Fund are outlined in the Insured Fund Prospectus under the heading "Your Account." The accompanying Insured Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

   DIVIDENDS AND DISTRIBUTIONS. Both Funds intend to pay a dividend monthly and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

   Each Fund has qualified, and Insured Fund intends to continue to qualify after the Transaction, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income, derive at least 90% of its gross income from permitted sources and diversify its holdings as required by the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

   The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see the Funds' prospectus under the heading "Distributions and Taxes."


                     REASONS FOR THE TRANSACTION


   The Board of Trustees of the Trust (the "Trust's Board"), on behalf of Florida Fund, has recommended that Florida Fund shareholders approve the Transaction in order to combine Florida Fund with a larger fund that has similar goals and investment policies. Shareholders of Florida Fund will benefit from the lower expenses and better performance of Insured Fund.

   A meeting of the Trust's Board was held on September 18, 2007 to consider the proposed Transaction. The Independent Trustees held a separate meeting to consider this matter. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees.

   The Trust's Board requested and received from FAI written materials containing relevant information about Insured Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

   The Trust's Board considered the potential benefits and costs of the Transaction to Florida Fund shareholders. The Trust's Board reviewed detailed information about: (1) the investment goal, strategies and policies of Insured Fund compared to those of Florida Fund; (2) the portfolio management of Insured Fund (3) the comparability of the investment goals, policies, restrictions and investments of Florida Fund with those of Insured Fund; (4) the comparative short-term and long-term investment performance of Florida Fund and Insured Fund; (5) the current and estimated pro forma expense ratios of Florida Fund and Insured Fund; (6) the relative asset size of each Fund, including the benefits of Florida Fund joining with a larger fund; (7) the agreement by FAI to pay a portion of the expenses related to the Transaction; (8) the tax consequences of the Transaction to Florida Fund and its shareholders; and (9) the general characteristics of investors in Florida Fund.

   The Trust's Board also considered that: (a) there are differences between the goals and strategies used by each Fund;
(b) the relatively small asset size of Florida Fund had prevented it from realizing significant economies of scale in reducing its expense ratio; (c) based on Florida Fund's historical asset growth and projected sales activity, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (d) benefits to shareholders, including operating efficiencies, may be achieved from combining the Funds; and (e) alternatives were available to shareholders of Florida Fund, including the ability to redeem their shares.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of Florida Fund and Insured Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Trust's Board approved the Plan on September 18, 2007 and recommended that shareholders of Florida Fund vote to approve the Transaction.

  FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY
              RECOMMENDS THAT YOU VOTE FOR THE PLAN.


                 INFORMATION ABOUT THE TRANSACTION

   This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.


  HOW WILL THE TRANSACTION BE CARRIED OUT?

   If the shareholders of Florida Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Florida Fund do not approve the Plan, the Transaction will not take place, and Florida Fund will continue to operate as it does currently.

   Until the close of business on the day of the Meeting, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of Florida Fund approve the Plan at the Meeting, shares of Florida Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

   If the shareholders of Florida Fund approve the Plan, Florida Fund will transfer substantially all of its assets to Insured Fund on the closing date, which is scheduled for on or about May 22, 2008, but which may occur on a later date as officers of the Trust may determine. In return, Insured Fund will issue its Class A shares that have an aggregate NAV equal to the dollar value of the assets delivered to Insured Fund. The Trust will distribute the Insured Fund shares it receives to the shareholders of Florida Fund. Each shareholder of Florida Fund will receive a number of Insured Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Class A shares of Florida Fund. The stock transfer books of Florida Fund will be permanently closed as of 1:00 p.m., Pacific Time, on the closing date. Florida Fund will only accept requests for redemptions received in proper form before 1:00 p.m., Pacific Time, on the closing date. Requests received after that time will be considered requests to redeem shares of Insured Fund. As soon as is reasonably practicable after the transfer of its assets, Florida Fund will pay or make provision for payment of all its liabilities. Florida Fund will then terminate its existence as a separate series of the Trust.

   To the extent permitted by law, the Trust may amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on Florida Fund shareholders, such change will be submitted to the affected shareholders for their approval.

   The Trust has made representations in the Plan that are customary in matters such as the Transaction. The obligations of the Trust under the Plan with respect to Florida Fund or Insured
Fund, respectively, are subject to various conditions, including:

      o the Trust's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

      o the shareholders of Florida Fund shall have approved the Transaction; and

      o the Trust shall have received the tax opinions described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Florida Fund, Insured Fund or their respective shareholders.

   The Plan may be terminated or abandoned at any time before or after the approval of the shareholders of Florida Fund.

   Following the closing date, until outstanding certificates for shares of Florida Fund are surrendered, certificates for shares of Florida Fund shall be deemed, for all Insured Fund purposes, to evidence ownership of the appropriate number of Insured Fund shares into which the shares of Florida Fund have been converted. However, you will not be permitted to exchange your shares, transfer your shares, liquidate or change your registration on your account until you surrender your outstanding Florida Fund certificates, if any.


  WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

   The total estimated cost of the Transaction is $62,261.  Each
Fund will pay 25% and FAI will pay 50% of the expenses resulting from the Transaction, including the costs of the proxy solicitation.


  WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions and representations received from the Trust, on behalf of Florida Fund and on behalf of Insured Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to Insured Fund and Florida Fund, (i) that shareholders of Florida Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Florida Fund for shares of Insured Fund and (ii) that neither Insured Fund nor its shareholders will recognize any gain or loss upon Insured Fund's receipt of the assets of Florida Fund. In addition, the holding period and aggregate tax basis for the Insured Fund shares that are received by a Florida Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Florida Fund previously held by such shareholder.

    Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, Florida Fund would recognize gain or loss on the transfer of its assets to Insured Fund and each shareholder of Florida Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Florida Fund shares and the fair market value of the shares of Insured Fund it received.

   After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

  WHAT SHOULD I KNOW ABOUT THE SHARES OF INSURED FUND?

   Class A shares of Insured Fund will be distributed to Class A shareholders of Florida Fund and generally will have the same legal characteristics as the shares of Florida Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Insured Fund issues other classes of shares, which have different expenses than the Insured Fund Class A shares. Florida Fund and Insured Fund are both a series of the Trust. The Trust was reorganized as a Delaware statutory trust,
effective July 1, 2007.   Former shareholders of Florida Fund
whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Insured Fund until Florida Fund certificates have been returned.

  WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE
CAPITALIZATION BE AFTER THE TRANSACTION?

   The following table sets forth, as of November 30, 2007, the capitalization of Florida Fund and Insured Fund. The table also shows the pro forma capitalization of Insured Fund as adjusted to give effect to the proposed Transaction. The capitalization of Insured Fund and its classes is likely to be different when the Transaction is consummated.


                       FLORIDA      INSURED    ADJUSTED     INSURED
                         FUND        FUND     (TRANSACTION  FUND--PRO
                                  (UNAUDITED)  EXPENSES)    FORMA
                     (UNAUDITED)                            AFTER
                                                            TRANSACTION
                                                            (UNAUDITED)
                     --------------------------------------------------
Net assets (all           152,074   2,220,005     176,373    2,372,255
classes)(1)
(thousands)
Total shares
outstanding (all       14,411,119 182,529,294  (1,894,755)  195,045,658
classes)(1)
Class A net assets        152,074   1,994,449     158,453    2,146,682
(thousands)
Class A shares         14,411,119 164,113,220  (1,894,755) 176,629,584
outstanding
Class A net asset           10.55       12.15         N/A        12.15
value per share
Class B net assets            N/A      76,368       6,067       76,374
(thousands)
Class B shares                N/A   6,253,807         N/A    6,253,807
outstanding
Class B net asset             N/A       12.21         N/A        12.21
value per share
Class C net assets            N/A     149,188      11,853      149,199
(thousands)
Class C shares                N/A  12,162,267         N/A   12,162,267
outstanding
Class C net asset             N/A       12.27         N/A        12.27
value per share

1. Florida Fund only offers Class A shares. Insured Fund has three classes of shares: Class A, Class B and Class C.

  COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS


   This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds, as well as the risks associated with such goals, strategies and policies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority
Vote, as defined herein, of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Insured
Fund's investment policies and risks, you should read the Insured Fund Prospectus, which accompanies this Prospectus/Proxy
Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.


ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT
GOALS, STRATEGIES, POLICIES AND RISKS OF THE FUNDS?

    Florida Fund and Insured Fund have similar goals and strategies. The investment goal of each Fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital. In addition, Florida Fund tries to provide a maximum level of income exempt from personal income taxes, if any for Florida residents.

    Under normal market conditions, each Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, Florida Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Florida. Although each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of a Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

    As of Aaugust 31, 2007, Insured Fund's portfolio is comprised of 20.0% in investments in utilities, 7.1% investments subject to government appropriations, 26.4% in prerefunded bonds, 3.2% in other revenue bonds. 8.1% in transportation, 4.6% in tax supported debt, 0.2% in housing, 11.3% in general obligation bonds, 10.1% in hospital and health care and 9.0% in higher education. Florida Fund's portfolio is comprised of 24.7% in investments in utilities, 16.8% investments subject to government appropriations, 15.6% in prerefunded, 12.0% in other revenue bonds. 8.9% in transportation, 8.6% in tax supported debt, 4.7% in housing, 3.9% in general obligation bonds, 3.4% in hospital and health care and 1.4% in higher education.

      There are also certain similarities between the strategies employed by both Funds. Under normal market conditions, both Funds invest at least 80% of their net assets in insured municipal securities. In addition, each Fund may invest the balance (up to 20%) of its net assets in the following types of securities: (i) uninsured municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) municipal securities rated in one of the top three ratings by a U.S. nationally recognized rating service (or comparable unrated securities), which may include uninsured securities and insured securities covered by policies issued by insurers with a rating below AAA but not below A; and (iii) uninsured, short-term, tax-exempt securities rated in the top rating, pending investment in longer-term municipal securities.

  HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

The Funds' fundamental investment policies or restrictions are substantially similar. However, Florida Fund invests at least
80% of its total assets in securities that pay interest free from Florida's personal income taxes, if any.

  WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS
IN THE FUNDS?

   Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, and on the investment managers' analytical and portfolio management skills.


INTEREST RATE        When interest rates rise, municipal security
prices fall. The opposite is also true: municipal security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

TAX-EXEMPT SECURITIES     While each Fund endeavors to purchase
only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

STATE      Because the Florida Fund invests predominantly in
Florida municipal securities, events in Florida are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. A negative change in any one of these or other areas could affect the ability of the state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a Florida can be unpredictable and can change at any time. To the extent that the Insured Fund invests in municipal securities of a particular state, it is also subject to similar risks.

U.S. TERRITORIES     As with state municipal securities, events in
any of these territories where a Fund is invested may affect the Fund's investments and its performance.

CREDIT     An issuer of municipal securities may be unable to make
interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.
Most of each Fund's portfolio securities are supported by credit enhancements, which may be provided by either U.S. or foreign entities. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in a Fund's portfolio may affect the value of the securities they insure, the Fund's share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

INCOME     Because a Fund can only distribute what it earns, each
Fund's distributions to shareholders may decline when interest rates fall.

CALL A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a Fund may have to replace it with a lower-yielding security. At any time, a Fund may have a large amount of its assets invested in municipal securities subject to call risk. A call of some or all of these securities may lower a Fund's income and yield and its distributions to shareholders.

MARKET     A security's value may be reduced by market activity or
the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Each Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

MUNICIPAL LEASE OBLIGATIONS    Municipal lease obligations differ
from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

                  INFORMATION ABOUT INSURED FUND


   Information about Insured Fund is included in the Insured Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Insured Fund is included in its SAI dated July 1, 2007, which is incorporated into the Insured Fund Prospectus and considered a part of this Prospectus/Proxy Statement. In addition, an SAI dated February 18, 2008 relating to this Prospectus/Proxy Statement has been filed with the SEC.
You may request a free copy of the SAI, Insured Fund's Annual Report to Shareholders for the fiscal year ended February 28, 2007 and Semiannual Report to Shareholders dated August 31, 2007, and other information by calling 1-800/DIAL BEN(R) or by writing to Insured Fund at P.O. Box 997151, Sacramento, CA 95899-7151.


   The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.


                  INFORMATION ABOUT FLORIDA FUND


   Information about Florida Fund is included in the current Florida Fund Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as Florida
Fund's SAI dated July 1, 2007, as supplemented to date, the Trust's Annual Report to Shareholders dated February 28, 2007 and Semiannual Report to Shareholders dated August 31, 2007. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Florida Fund by calling 1-800/DIAL BEN(R) or by writing to Florida Fund at P.O. Box 997151, Sacramento, CA 95899-7151. Reports and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference
Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.


                FURTHER INFORMATION ABOUT THE FUNDS


   The following is a discussion of the organization of each Fund. More detailed information about each Fund's current corporate structure is contained in the Funds' SAI.

   CAPITAL STRUCTURE. Florida Fund and Insured Fund are each series of the Trust, initially organized as a Massachusetts business trust in September 1984 and reorganized to a Delaware statutory trust effective July 1, 2007. The number of shares of each Fund is unlimited, each having no par value. Each Fund may issue fractional shares.

   Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Fund shareholders have no appraisal rights.

   VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of the Trust, or any series thereof, is generally 40% of the shares entitled to vote, which are present in person or by proxy.

   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

   Shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed, and by the Trust's Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement specifically gives shareholders the power to vote: (1) for the election of Trustees at a meeting called for the purpose of electing Trustees, (2) with respect to certain amendments to the Declaration of Trust as required by the Declaration of Trust, the 1940 Act or the requirements of any securities exchanges on which shares are listed for trading, (3) on such matters as required by the Trust Agreement, the by-laws and any registration statement of the Delaware statutory trust filed with the SEC or any State, or as the Trustees may consider necessary or desirable.

   A majority vote is required in all matters other than the election of trustees, where a quorum is present, unless the Trust Agreement, by-laws or applicable law provide otherwise. Trustees of the Trust are elected by not less than a plurality of the votes cast of the holders of shares entitled to vote present in person or represented by proxy at a shareholders meeting at which a quorum is present.

   The organizational documents for the Trust establish the maximum number of days prior to a shareholders' meeting during which, a record date may be set by the Trust's Board. The maximum number of days is 120.

   LEGAL STRUCTURES. Mutual funds, such as the Trust, organized under the Delaware statutory trust Act ("DSTA") are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses. For example, Delaware statutory trusts are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

   LIMITED LIABILITY FOR SHAREHOLDERS. Under the DSTA, shareholders of the Trust, including the Funds, are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware general corporation aw.

   BOARD OF TRUSTEES.   Pursuant to the laws of Delaware and the
Trust Agreement, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust Agreement to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Agreement, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   INSPECTION RIGHTS. The Trust provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

   LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the sections entitled "Management" in the Funds' Prospectus.


                        VOTING INFORMATION

  HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

   An Affirmative Majority Vote, as defined herein, of the outstanding voting securities of Florida Fund is required to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share of Florida Fund held at the close of business on February 15, 2008 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

   Forty percent (40%) of Florida Fund's aggregate shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions will be treated as votes cast at such Meeting, but broker non-votes will
not be treated as votes cast at such Meeting.   Abstentions and
broker non-votes, therefore will be included for purposes of determining whether a quorum is present but will have the same effect as a vote AGAINST the Plan.


  HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

   You can vote in any one of four ways:

    o By mail, with the enclosed proxy card;
    o In person at the Meeting;
    o By telephone; or
    o Through the Internet.

   If your account is eligible for voting by telephone or through the Internet, separate instructions are enclosed.

   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Florida Fund. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.


  MAY I REVOKE MY PROXY?

   You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.


  WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

   The Trust's Board of Trustees does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.


  WHO IS ENTITLED TO VOTE?

   Shareholders of record of Florida Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding Class A shares of Florida Fund.

  HOW WILL PROXIES BE SOLICITED?

    InvestorCONNECT, a division of The Altman Group, a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately [$]. Florida Fund expects that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Florida Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Florida Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust's Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

    In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor representative, then the Solicitor representative may ask for the shareholder's instructions on the Proposal. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

    If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person.

  WHAT OTHER SOLICITATIONS WILL BE MADE?

   Florida Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

  ARE THERE DISSENTERS' RIGHTS?

   Shareholders of Florida Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at NAV until the closing date. After the closing date, you may redeem your Insured Fund shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of the respective Fund.


                     PRINCIPAL HOLDERS OF SHARES


   [As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Florida Fund and of Insured
Fund.

   From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of Florida Fund or of any class of Insured Fund.


             NAME AND ADDRESS            SHARE    PERCENTAGE
                                         CLASS    (%)

     ------------------------------------------------------------



   Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of Florida Fund's outstanding Class A shares will own in excess of 5% of the then outstanding Class A shares of Insured Fund. It is also not expected that the percentage ownership of Insured Fund by those persons listed above will materially change as a result of the Transaction.]

                       SHAREHOLDER PROPOSALS

    The Trust is not required and does not intend to hold regular annual meetings of shareholders. A shareholder who wishes to submit a proposal for consideration for inclusion in the Trust's proxy statement for the next meeting of shareholders should send his or her written proposal to the Trust's offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention:
Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the Trust's proxy statement and proxy card relating to that meeting and presented at the meeting. A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

    Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust's proxy statement or presented at the meeting.

                            ADJOURNMENT

   The holders of a majority of the shares present (in person or by proxy) and entitled to vote at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president may adjourn the Meeting. Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow for the further solicitation of proxies. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.


                                   By Order of the Board of
                                   Trustees,

                                   Karen L. Skidmore
                                   SECRETARY
    [], 2008

                             GLOSSARY

USEFUL TERMS AND DEFINITIONS

   AFFIRMATIVE MAJORITY VOTE-- the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Florida Fund, or (ii) 67% or more of the outstanding shares of Florida Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of Florida Fund are present or represented by proxy.
   1940 ACT--Investment Company Act of 1940, as amended.

   DISTRIBUTORS--Franklin Templeton Distributors, Inc., One
Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

   FAI--Franklin Advisers, Inc., the investment manager for Florida Fund and Insured Fund.

   FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton
Variable Insurance Products Trust and Franklin Mutual Recovery
Fund.
   FRANKLIN TEMPLETON INVESTMENTS--All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company.
   FT SERVICES--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' investment manager and principal underwriter.
   INVESTOR SERVICES--Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313 the shareholder servicing, transfer agent and dividend-paying agent for the Funds.
   NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

   RESOURCES--Franklin Resources, Inc., One Franklin Parkway, San
Mateo, CA 94403-1906.

   SAI--Statement of Additional Information.
   SEC--U.S. Securities and Exchange Commission.

   SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.


              EXHIBITS TO PROSPECTUS/PROXY STATEMENT


EXHIBIT

A. Form of Plan of Reorganization by Franklin Tax-Free Trust, on behalf of Franklin Florida Insured Tax-Free Income Fund and Franklin Insured Tax-Free Income Fund (attached)

B. Prospectus of Franklin Insured Tax-Free Income Fund - Class A, Class B and Class C shares, dated July 1, 2007, as supplemented to date (enclosed)







































                  FORM OF PLAN OF REORGANIZATION

   THIS PLAN OF REORGANIZATION (the "Plan"), is made as of this [ ] day of [ ], 2008, by Franklin Tax-Free Trust (the "Trust"), a statutory trust converted to the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Franklin Florida Insured Tax-Free Income Fund ("Florida Fund") and Franklin Insured Tax-Free Income Fund ("Insured Fund").


                      PLAN OF REORGANIZATION

   The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Trust, on behalf of Insured Fund, of substantially all of the property, assets and goodwill of Florida Fund in exchange solely for full and fractional Class A shares of beneficial interest, without par value, of Insured Fund ("Insured Fund Shares"); (ii) the distribution of Insured Fund Shares to the shareholders of Class A shares of Florida Fund (the "Florida Fund Shares"), according to their respective interests in Florida Fund in complete liquidation of Florida Fund; and (iii) the dissolution of Florida Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.


                             AGREEMENT

   In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the Trust covenants and agrees as follows:


1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF
FLORIDA FUND.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery of the number of Insured
Fund Shares hereinafter provided, the Trust, on behalf of Florida Fund, agrees that it will convey, transfer and deliver to the Trust, for the benefit of Insured Fund, at the Closing all of Florida Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (a) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (b) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Florida Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Florida Fund's books (hereinafter "Net Assets"). Insured Fund shall not assume any liability of Florida Fund, and Florida Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Trust agrees at the Closing to deliver the number of Insured Fund Shares, determined by dividing the net asset value per share of Florida Fund Shares by the net asset value per share of Insured Fund Shares, and separately multiplying the result thereof by the number of outstanding Florida Fund shares, as of 1:00 p.m., Pacific Time, on the Closing Date. The Insured Fund Shares delivered at the Closing shall have an aggregate net asset value equal to the value of Florida Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified herein.

      (c) Immediately following the Closing, the Trust shall dissolve Florida Fund and distribute pro rata to Florida Fund's shareholders of record as of the close of business on the Closing Date, Insured Fund Shares received by Florida Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Insured Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Insured Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Florida Fund Shares shall be entitled to surrender the same to the transfer agent for Insured Fund in exchange for the number of Insured Fund Shares of the same class into which the Florida Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Insured Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented Florida Fund Shares shall be deemed for all Insured Fund purposes to evidence ownership of the number of Insured Fund Shares into which the Florida Fund Shares (which prior to the Closing were represented thereby) have been converted.

(d) At the Closing, each shareholder of record of Florida Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Florida Fund that such person had on such Distribution Record Date.

2. VALUATION.

      (a) The net asset value of Insured Fund Shares and Florida Fund Shares and the value of Florida Fund's Net Assets to be acquired by Insured Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date unless on such date (i) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (ii) the reporting of trading on the NYSE or elsewhere is disrupted or (iii) any other extraordinary financial event or market condition occurs (all such events described in (i), (ii) or (iii) are each referred to as a "Market Disruption"). The net asset value per share of Insured Fund Shares and Florida Fund Shares and the value of Florida Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the prospectus of Insured Fund and Florida Fund.

      (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Insured Fund Shares or Florida Fund Shares or the value of Florida Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

3. CLOSING AND CLOSING DATE.

   The Closing Date shall be May [ ], 2008 or such later date as officers of the Trust determine. The Closing shall take place at the principal office of the Trust at 2:00 p.m., Pacific Time, on the Closing Date. The Trust, on behalf of Florida Fund, shall have provided for delivery as of the Closing of those net assets of Florida Fund to be transferred to the account of Insured Fund's Custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286. Also, the Trust, on behalf of Florida Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of Florida Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Trust shall provide evidence that the Insured Fund Shares to be delivered to the account of Florida Fund have been registered in an account on the books of Insured Fund in such manner as the officers of the Trust may reasonably determine.


4. REPRESENTATIONS AND WARRANTIES BY THE TRUST.

   The Trust, on behalf of each Fund, represents and warrants that:

   (a) Each Fund is a series of the Trust, a statutory trust was initially organized as a Massachusetts business trust in September 1984 and reorganized as a to a Delaware statutory trust effective July 1, 2007, which is validly existing under the laws of that State. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the shares of the Fund sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund, and each outstanding share of which is, and each share of Insured Fund when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. The Trust currently issues shares of [25] series, including the Funds. Insured Fund is further divided into three classes of shares of which the Insured Fund shares represent one class: Class A. Florida Fund issues only Class A shares. No shareholder of the Trust shall have any option, warrant or preemptive right of subscription or purchase shares of either Fund.

   (c) The financial statements appearing in the Funds' Annual Report to Shareholders for the fiscal year ended February 28, 2007, audited by PricewaterhouseCoopers LLP and any interim unaudited financial statements fairly present the financial position of each Fund as of their respective dates and the results of each Fund's operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.

   (e) The Trust has the power to own all of its properties and assets, to perform its obligations under the Plan and to consummate the transactions contemplated herein. The Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct each Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

   (f) The Trust, on behalf of either Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Trust Declaration") or By-laws, as amended ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by a Fund or the Trust of the transactions contemplated by the Plan, except for Florida Fund shareholders approval, the registration of Insured Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder. Florida Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this
Plan) which will not be terminated by Florida Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Florida Fund.

   (g) The Trust has elected to treat each Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

   (h) Neither Fund is under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   (i) Neither Fund has any unamortized or unpaid organizational fees or expenses.

   (j) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company.

   (k) There is no intercorporate indebtedness existing between Florida Fund and Insured Fund that was issued, acquired or will be settled at a discount.

   (l) Insured Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Florida Fund.

   (m) The Trust has no plan or intention to issue additional shares of Insured Fund following the reorganization except for shares issued in the ordinary course of Insured Fund's business as a series of an open-end investment company; nor does the Trust have any plan or intention to redeem or otherwise reacquire any shares of Insured Fund issued pursuant to the Plan of Reorganization, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

   (n) Insured Fund is in the same line of business as Florida Fund before the Plan of Reorganization and did not enter into such line of business as part of the reorganization. Insured Fund will actively continue Florida Fund's business in substantially the same manner that Florida Fund conducted that business immediately before the Plan of Reorganization and has no plan or intention to change such business. On the Closing Date, Insured Fund expects that at least 33 1/3% of Florida Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Insured Fund. Insured Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the reorganization. Insured Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Florida Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Insured Fund will continuously review its investment portfolio (as Florida Fund did before the Closing) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of Florida Fund.

   (o) The registration statement on Form N-14 referred to in
Section 5(g) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Insured Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement, on the date of the Special Meeting of Florida Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

    (p) During the five-year period ending on the Closing Date,
(i) Florida Fund has not acquired, and will not acquire, Florida Fund Shares with consideration other than Insured Fund Shares or Florida Fund Shares, except for redemptions in the ordinary course of Florida Fund's business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act, and (ii) no distributions have been made with respect to Florida Fund Shares (other than regular, normal dividend distributions made pursuant to the Florida Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

   (q) As of the Closing Date, Florida Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Florida Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

   (r) Throughout the five year period ending on the Closing Date, Florida Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Florida Fund did not enter into (or expand) a line of business as part of the Plan of Reorganization. Florida Fund will not alter its investment portfolio in connection with the Plan of Reorganization.

5. COVENANTS OF THE TRUST.

      (a) The Trust covenants to operate each Fund's respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

      (b) The Trust, on behalf of Florida Fund, undertakes that, if the Plan is consummated, it will liquidate and dissolve
Florida Fund.

      (c) The Trust, on behalf of each Fund, agrees that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      (d) The Board of Trustees of Trust shall call and the Trust shall hold, a Special Meeting of Florida Fund's shareholders to consider and vote upon the Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record of Florida Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (e) Trust has filed with the Securities and Exchange Commission (SEC) the Registration Statement and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      (f) Subject to the provisions of this Plan, Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

6. CONDITIONS PRECEDENT TO BE FULFILLED BY TRUST.

   The consummation of the Plan hereunder shall be subject to the following respective conditions:

   (a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

   (b) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

   (c) That the Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Florida Fund at a meeting or any adjournment thereof.

   (d) That a distribution or distributions shall have been declared for Florida Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific Time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any prior period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

   (e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Florida Fund or Insured Fund.

   (f) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, the laws of the State of Delaware, and based upon certificates of the officers of the Trust with regard to matters of fact:

      (1) The acquisition by Insured Fund of substantially all the assets of Florida Fund as provided for herein in exchange solely for Insured Fund Shares, followed by the distribution by Florida Fund to its shareholders of Insured Fund Shares in complete liquidation of Florida Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Florida Fund and Insured Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

      (2) No gain or loss will be recognized by Florida Fund upon the transfer of substantially all of its assets to, Insured Fund in exchange solely for voting shares of Insured Fund (Sections
361(a) and 357(a) of the Code);

      (3) Insured Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Florida Fund in exchange solely for voting shares of Insured Fund (Section
1032(a) of the Code);

      (4) No gain or loss will be recognized by Florida Fund upon the distribution of Insured Fund Shares to its shareholders in liquidation of Florida Fund (in pursuance of the Plan) (Section
361(c)(1) of the Code);

      (5) The basis of the assets of Florida Fund received by Insured Fund will be the same as the basis of such assets to Florida Fund immediately prior to the Plan of Reorganization
(Section 362(b) of the Code);

      (6) The holding period of the assets of Florida Fund received by Insured Fund will include the period during which such assets were held by Florida Fund (Section 1223(2) of the Code);

      (7) No gain or loss will be recognized by the shareholders of Florida Fund upon the exchange of their shares in Florida Fund for voting shares of Insured Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

      (8) The basis of Insured Fund Shares received by the shareholders of Florida Fund shall be the same as the basis of the Florida Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

      (9) The holding period of Insured Fund Shares received by shareholders of Florida Fund (including fractional shares to which they may be entitled) will include the holding period of Florida Fund Shares surrendered in exchange therefor, provided that Florida Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

      (10) Insured Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Florida Fund described in
Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

    (g) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Trust to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

      (1) Each Fund is a series of the Trust and that the Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

      (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund;

      (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

      (4) Insured Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by Trust, on behalf of Insured Fund;

      (5) The consummation of the transactions contemplated by the Plan have been duly authorized by all necessary trust action on the part of the Trust, on behalf of each Fund;

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Trust.


   (h) That Trust's Registration Statement with respect to Insured Fund Shares to be delivered to Florida Fund's shareholders in accordance with the Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (i) That Insured Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Insured Fund Shares lawfully to be delivered to each holder of Florida Fund Shares.

   (j) That, at the Closing, there shall be transferred to the Trust, on behalf of Insured Fund, aggregate Net Assets of Florida Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Florida Fund on the Closing Date.

7. EXPENSES.

    The expenses of entering into and carrying out the provisions of this Plan shall be borne as follows: Franklin Advisers, Inc. will pay 50% of the expenses, including the costs of the proxy solicitation, and Florida Fund and Insured Fund will each pay 25% of the such expenses.

8. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

   (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Florida Fund) prior to the Closing, or the Closing may be postponed by the Trust, on behalf of either Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or


   (b) If the transactions contemplated by the Plan have not been consummated by December 31, 2008, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Trust.

   (c) In the event of termination of the Plan prior to consummation of the Plan of Reorganization pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, Florida Fund nor Insured Fund, nor their trustees, officers, or agents or the shareholders of Florida Fund or Insured Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 9 hereof.

   (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust if, in the judgment of it officers, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

   (e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

   (f) If any order or orders of the SEC with respect to the Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust, on behalf of Florida Fund or Insured Fund, to be acceptable, such terms and conditions shall be binding as if a part of the Plan without further vote or approval of the shareholders of Florida Fund, unless such terms and conditions shall result in a change in the method of computing the number of Insured Fund Shares to be issued to Florida Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Florida Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of Florida Fund at which such conditions so imposed shall be submitted for approval.

9. LIABILITY OF TRUST.

    (a) It is acknowledged and agreed that any liability of the Trust under this Plan with respect to a Fund, or in connection with the transactions contemplated herein with respect to a Fund, shall be discharged only out of the assets of such Fund; that no other series of the Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Trust nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

10. ENTIRE AGREEMENT AND AMENDMENTS.

   The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing.

11. GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

    IN WITNESS WHEREOF, Trust, on behalf of Florida Fund and on behalf of Insured Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                 FRANKLIN TAX-FREE TRUST,
                                 on behalf of FRANKLIN FLORIDA FUND


                             By: __________________________________
                                       Name: Karen L. Skidmore
                                        Title:   Secretary


                                 FRANKLIN TAX-FREE TRUST,
                                 on behalf of FRANKLIN INSURED FUND


                             By: __________________________________
                                     Name: Karen L. Skidmore
                                       Title:   Secretary














               EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                 PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY





PROXY                                                    PROXY
                  SPECIAL MEETING OF SHAREHOLDERS
           FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND
                            MAY 8, 2008

The undersigned hereby revokes all previous proxies for his/her shares of Franklin Florida Insured Tax-Free Income Fund ("Florida Fund") and appoints Craig S. Tyle, Steven J. Gray, David P. Goss and Karen L. Skidmore, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Florida Fund that the undersigned is entitled to vote at Florida Fund's Special Meeting of Shareholders to be held at One Franklin Parkway, San Mateo, California 94403-1906 at 9:00 a.m., Pacific time on May 8, 2008, including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Franklin Tax-Free Trust ("Trust") on behalf of Florida Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Florida Fund pursuant to the Agreement and Plan of Reorganization with Trust, on behalf Franklin Insured Tax-Free Income Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT
PROMPTLY.  THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO
SHAREHOLDERS WHO HAVE NOT RESPONDED.

                               VOTE VIA THE INTERNET:
                               WWW.FRANKLINTEMPLETON.COM
                               VOTE VIA TELEPHONE: 1-800-[      ]
                               CONTROL NUMBER:

                               Note: Please sign exactly as your
                               name appears on the proxy. If
                               signing for estates, trusts or
                               corporations, your title or
                               capacity should be stated. If
                               shares are held jointly, one or
                               more joint owners should sign
                               personally.



                               Signature



                               Signature


                                                    , 2008
                               ---------------------
                               Date



                     (Please see reverse side)

               EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                 PLEASE SIGN, DATE AND RETURN YOUR
                            PROXY TODAY




THE  BOARD  OF  TRUSTEES  UNANIMOUSLY  RECOMMENDS  THAT YOU VOTE IN
FAVOR OF PROPOSAL 1.

                                             FOR  AGAINST  ABSTAIN
1. To approve an Agreement and Plan of        []    []        []
   Reorganization between the Trust, on
   behalf of Florida Fund, and on behalf of Franklin Insured Tax-Free Income Fund
   ("Insured Fund"), that provides for (i)
   the acquisition of substantially all of
   the assets of Florida Fund by Insured
   Fund in exchange solely for Class A
   shares of Insured Fund and the
   assumption of certain liabilities of
   Florida Fund be Insured Fund, (ii) the
   distribution of such shares to the
   shareholders of Florida Fund, and (iii)
   the complete liquidation and dissolution of Florida Fund. Shareholders of Florida
   Fund will receive Class A shares of
   Insured Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholders' Class A shares in Florida Fund.




        IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY


PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO
POSTAGE IS REQUIRED IF MAILED IN THE U.S.



















                             EXHIBIT B
               FRANKLIN INSURED TAX-FREE INCOME FUND
                   PROSPECTUS DATED JULY 1, 2007

The prospectus of Franklin Insured Tax-Free Income Fund dated July 1, 2007, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of Franklin Florida Insured Tax-Free Income Fund. For purposes of this EDGAR filing, the prospectus of Franklin Insured Tax-Free Income Fund dated July 1, 2007, is incorporated by reference to the electronic filing on Form N-1A made by Franklin Tax-Free Trust on June 27, 2007, under Accession No. 0000757010-07-000014.



                              PART B

                STATEMENT OF ADDITIONAL INFORMATION
                                FOR
               FRANKLIN INSURED TAX-FREE INCOME FUND
                          DATED [], 2008


         Acquisition of Substantially All of the Assets of


          FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND, a series of Franklin Tax-Free Trust

                 By and in exchange for shares of
              FRANKLIN INSURED TAX-FREE INCOME FUND,
                a series of Franklin Tax-Free Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Florida Insured Tax-Free Income Fund in exchange for Class A shares of Franklin Insured Tax-Free Income Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this SAI:

     1. The Statement of Additional Information of Franklin Insured Tax Free Income Fund dated July 1, 2007.

     2. Annual Report of Franklin Insured Tax-Free Income Fund and Franklin Florida Insured Tax-Free Income Fund for the fiscal year ended February 28, 2007.

     3.   Semi-Annual Report of Franklin Florida Insured Tax-Free
          Income Fund for the period ended August 31, 2007.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated [], 2008, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Insured Tax-Free Income Fund, P.O. Box 997151, Sacramento, CA 95899-7151.

-----------------------------------------------------------------------------

The Statement of Additional Information of Franklin Insured Tax-Free Income Fund and Franklin Florida Insured Tax-Free Income Fund dated July 1, 2007, is part of this SAI and will be provided to all shareholders of Franklin Florida Insured Tax-Free Income Fund requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Franklin Insured Tax-Free Income Fund dated July 1, 2007, is incorporated by reference to the electronic filing made on June 27, 2007, under Accession No. 0000757010-07-000014.

The Annual Report to shareholders of Franklin Insured Tax-Free Income Fund and Franklin Florida Insured Tax-Free Income Fund for the fiscal year ended February 28, 2007, is part of this SAI and will be provided to all shareholders of Franklin Florida Insured Tax-Free Income Fund requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Insured Tax-Free Income Fund for the fiscal year ended February 28, 2007, is incorporated by reference to the electronic filing on form N-CSR made on April 30, 2007, under Accession No. 0000757010-07-000008.

The Semi-Annual Report to shareholders of Franklin Insured Tax-Free Income Fund for the period ended on August 31, 2007, is part of this SAI and will be provided to all shareholders of Franklin Florida Insured Tax-Free Income Fund requesting this SAI. For purposes of this EDGAR filing, the Semi-Annual Report to shareholders of Franklin Florida Insured Tax-Free Income Fund ended on August 31, 2007, is incorporated by reference to the electronic filing on form N-CSRS made on October 31, 2007, under Accession No. 0000757010-07-000029.





























                                 PART C
                           OTHER INFORMATION


ITEM 15. INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") of FTFT-DE provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

FTFT-DE shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

      (1) Copies of the Charter of the Registrant as now in effect:

           (a)  Agreement and Declaration of Trust of Franklin
                Tax-Free Trust, a Delaware statutory trust, dated
                October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (b) Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

       (2) Copies of the existing by-laws or corresponding instruments if the Registrant;

           (a) By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                Not Applicable.

      (4) Copies of the agreement of the acquisition, reorganization, merger, liquidation and any amendments to it;

           (a)  Form of Agreement and Plan or Reorganization
                (included in Part A

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Form of Management Agreement between Registrant and on behalf of the following Funds and Franklin Advisers, Inc.
                Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

          (b) Form of Management Agreement between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007


           (b)  Form of Dealer Agreements between
                Franklin/Templeton Distributors, Inc., and
                Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No.34 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2004

           (c) Amendment to form of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not Applicable.

      (9) Copies of all custodian agreements and depository contracts under the Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including schedule of remuneration;

           (a)  Master Custody Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (b)  Amendment dated May 7, 1997 to Master Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 25 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (c)  Amendment dated February 27, 1998 to Master
                Custody Agreement between Registrant and Bank of
                New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 26 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (d) Amendment dated January 14, 2008 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996


           (e)  Terminal Link Agreement between Registrant and
                Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Form of Class A shares Distribution Plans pursuant to Rule 12b-1 on behalf of the, Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
                Franklin Double Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund,
                Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income
                Fund, Franklin Florida Tax-Free Income Fund,
                Franklin Georgia Tax-Free Income Fund, Franklin
                High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income
                Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania
                Tax-Free Income Fund and Franklin Virginia
                Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (b) Form of Class C shares Distribution Plan pursuant to Rule 12b-1 on behalf of the Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
                Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income
                Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania
                Tax-Free Income Fund, Franklin Texas Tax-Free
                Income Fund and Franklin Virginia Tax-Free Income
                Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (c) Form of Class B Distribution Plan pursuant to Rule 12b-1 on behalf of Franklin Arizona Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (d) Form of Multiple Class Plan on behalf of Franklin Alabama Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (e) Form of Multiple Class Plan on behalf of Franklin Arizona Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (f)  Form of Multiple Class Plan on behalf of Franklin
                High Yield Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007


      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated June 27, 2007
                Filing: Post-Effective Amendment No. 39 to
                Registration    Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

                Opinion and Consent of Counsel dated January 17,
                2008

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are performed in whole or in part on or after the date of filing the registration statement;

           (a) Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 39 to
                Registration    Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a)  Consent of Independent Registered Public
                Accounting Firm

      (15) All financial statements omitted pursuant to Item
14(a)(1);

                Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a) Power of Attorney dated December 3, 2007

      (17) Any additional exhibits which the Registrant may wish to file.

                Not Applicable.

ITEM 17.  UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.


                               SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933, the
Registrant  has  duly  caused  this  Registration  Statement  to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of January, 2008.

                                  FRANKLIN TAX-FREE TRUST, a
                                  Delaware statutory trust

                                  By: /s/ DAVID P. GOSS
                                      David P. Goss
                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*              Chief Executive Officer -
Rupert H. Johnson, Jr.               Investment Management
                                     Dated: January 17, 2008

JIMMY D. GAMBILL*                    Chief Executive Officer -
Jimmy D. Gambill                     Finance and Administration
                                     Dated: January 17, 2008

GALEN VETTER*                        Chief Financial Officer and
Galen Vetter                         Chief Accounting Officer
                                     Dated: January 17, 2008

HARRIS J. ASHTON*                    Trustee
Harris J. Ashton                     Dated: January 17, 2008

ROBERT F. CARLSON*                   Trustee
Robert F. Carlson                    Dated: January 17, 2008

SAM GINN                             Trustee
Sam Ginn                             Dated: January 17, 2008

EDITH E. HOLIDAY*                    Trustee
Edith E. Holiday                     Dated: January 17, 2008

CHARLES B. JOHNSON*                  Trustee
Charles B. Johnson                   Dated: January 17, 2008

GREGORY E. JOHNSON*                  Trustee
Gregory E. Johnson                   Dated: January 17, 2008

FRANK W. T. LAHAYE*                  Trustee
Frank W. T. LaHaye                   Dated: January 17, 2008

FRANK A. OLSON*                      Trustee
Frank A. Olson                       Dated: January 17, 2008

LARRY D. THOMPSON*                   Trustee
Larry D. Thompson                    Dated: January 17, 2008

JOHN B. WILSON*                      Trustee
John B. Wilson                       Dated: January 17, 2008


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                      FRANKLIN TAX-FREE TRUST
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                 LOCATION

EX-99.(1)(a)      Agreement and Declaration of Trust dated       *
                  October 18, 2006

EX-99.(1)(b)      Certificate of Trust of Franklin Tax-Free      *
                  Trust, a Delaware Statutory Trust, dated
                  October 18, 2006

EX-99.(2)(a)      By-Laws                                        *

EX-99.(6)(a)      Form of Management Agreement between           *
                  Registrant, on behalf of Franklin Alabama
                  Tax-Free Income Fund, Franklin Arizona
                  Tax-Free Income Fund, Franklin Colorado
                  Tax-Free Income Fund, Franklin
                  Connecticut Tax-Free Income Fund,
                  Franklin Double Tax-Free Income Fund,
                  Franklin Florida Insured Tax-Free Income
                  Fund, Franklin Florida Tax-Free Income
                  Fund, Franklin Georgia Tax-Free Income
                  Fund, Franklin High Yield Tax-Free Income
                  Fund, Franklin Kentucky Tax-Free Income
                  Fund, Franklin Insured Tax-Free Income
                  Fund, Franklin Louisiana Tax-Free Income
                  Fund, Franklin Maryland Tax-Free Income
                  Fund, Franklin Massachusetts Insured
                  Tax-Free Income Fund, Franklin Michigan
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund, Franklin Oregon Tax-Free
                  Income Fund, Franklin Pennsylvania
                  Tax-Free Income Fund and Franklin
                  Virginia Tax-Free Income Fund and
                  Franklin Advisers, Inc.

EX-99.(6)(b)      Form of Management Agreement between           *
                  Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund and
                  Franklin Advisers, Inc.

EX-99.(7)(a)      Form of Distribution Agreement between         *
                  Registrant and Franklin/Templeton
                  Distributors, Inc.

EX-99.(7)(b)      Forms of Dealer Agreements Between             *
                  Franklin/Templeton Distributors, Inc.,
                  and Securities Dealers Dated November 1,
                  2003

EX-99.7(c)        Amendment to form of Dealer Agreements         *
                  between Franklin/Templeton Distributors,
                  Inc. and Securities Dealers dated
                  November 1, 2003

EX-99.(8)(a)      Master Custody Agreement between               *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(8)(b)      Amendment dated May 7, 1997 to Master          *
                  Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

EX-99.(8)(c)      Amendment dated February 27, 1998 to           *
                  Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(8)(d)      Amendment dated January 14, 2008, to        Attached
                  Exhibit A of the Master Custody Agreement between Registrant and the Bank of New
                  York dated February 16, 1996

EX-99.(8)(e)      Terminal Link Agreement between                *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(10)(a)     Form of Class A Shares Distribution Plans      *
                  pursuant to Rule 12b-1 on behalf of
                  Franklin Alabama Tax-Free Income Fund,
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Limited-Term
                  Tax-Free Income Fund, Franklin Federal
                  Intermediate-Term Tax-Free Income Fund,
                  Franklin Florida Insured Tax-Free Income
                  Fund, Franklin Florida Tax-Free Income
                  Fund, Franklin Georgia Tax-Free Income
                  Fund, Franklin High Yield Tax-Free Income
                  Fund, Franklin Insured Tax-Free Income
                  Fund, Franklin Kentucky Tax-Free Income
                  Fund, Franklin Louisiana Tax-Free Income
                  Fund, Franklin Maryland Tax-Free Income
                  Fund, Franklin Massachusetts Insured
                  Tax-Free Income Fund, Franklin Michigan
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund, Franklin Oregon Tax-Free
                  Income Fund, Franklin Pennsylvania
                  Tax-Free Income Fund and Franklin
                  Virginia Tax-Free Income Fund

EX-99.(10)(b)     Form of Class C Shares Distribution           *
                  Plan pursuant to Rule 12b-1 on behalf
                  of Franklin Alabama Tax-Free Income
                  Fund, Franklin Arizona Tax-Free Income
                  Fund, Franklin Colorado Tax-Free Income
                  Fund, Franklin Connecticut Tax-Free
                  Income Fund, Franklin Double Tax-Free
                  Income Fund, Franklin Federal
                  Intermediate-Term Tax-Free Income Fund,
                  Franklin Florida Tax-Free Income Fund,
                  Franklin Georgia Tax-Free Income Fund,
                  Franklin High Yield Tax-Free Income
                  Fund, Franklin Insured Tax-Free Income
                  Fund, Franklin Louisiana Tax-Free
                  Income Fund, Franklin Maryland Tax-Free
                  Income Fund, Franklin Massachusetts
                  Insured Tax-Free Income Fund, Franklin
                  Michigan Insured Tax-Free Income Fund,
                  Franklin Minnesota Insured Tax-Free
                  Income Fund, Franklin Missouri Tax-Free
                  Income Fund, Franklin New Jersey
                  Tax-Free Income Fund, Franklin North
                  Carolina Tax-Free Income Fund, Franklin
                  Ohio Insured Tax-Free Income Fund,
                  Franklin Oregon Tax-Free Income Fund,
                  Franklin Pennsylvania Tax-Free Income
                  Fund, Franklin Texas Tax-Free Income
                  Fund and Franklin Virginia Tax-Free
                  Income Fund


EX-99.(10)(c)     Form of Class B Distribution Plan              *
                  pursuant to Rule 12b-1 on behalf of
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Florida Tax-Free Income Fund,
                  Franklin High Yield Tax-Free Income Fund,
                  Franklin Insured Tax-Free Income Fund,
                  Franklin Michigan Insured Tax-Free Income
                  Fund, Franklin New Jersey Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund and Franklin Pennsylvania
                  Tax-Free Income Fund

EX-99.(10)(d)     Form of Multiple Class Plan on behalf of       *
                  Franklin Alabama  Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Intermediate-Term
                  Tax-Free Fund, Franklin Georgia Tax-Free
                  Income Fund, Franklin Louisiana Tax-Free
                  Income Fund, Franklin Maryland Tax-Free
                  Income Fund, Franklin Massachusetts
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Oregon Tax-Free Income
                  Fund and Franklin Virginia Tax-Free
                  Income Fund

EX-99.(10)(e)     Form of Multiple Class Plan on behalf of       *
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Florida Tax-Free Income Fund,
                  Franklin Insured Tax-Free Income Fund,
                  Franklin Double Tax-Free Income Fund,
                  Franklin Michigan Insured Tax-Free Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin Ohio Insured Tax-Free Income
                  Fund and Franklin Pennsylvania Tax-Free
                  Income Fund

EX-99.(10)(f)     Form of Multiple Class Plan on behalf of       *
                  Franklin High Yield Tax-Free Income Fund

EX-99.(11)(a)     Opinion and Consent of Counsel dated June      *
                  27, 2007

EX-99.(12)        Opinion and Consent of Counsel dated        Attached
                  January 17, 2008

EX-99.(13)(a)     Form of Subcontract for Fund                   *
                  Administrative Services between Franklin
                  Advisers, Inc. and Franklin Templeton
                  Services, LLC


EX-99.(14)(a)     Consent of Independent Registered Public    Attached
                  Accounting Firm

EX-99.(16)(a)     Power of Attorney dated December 3, 2007    Attached


*Incorporated by Reference